Common Stock - Schedule of Outstanding Warrant Activity (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Shortfall Warrants [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance	1,135,499	3,209,511	3,874,394
Issued
Balance	1,135,499	1,135,499	3,209,511
Publicly Traded Warrants [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance	14,166,666	14,166,666	14,166,666
Issued
Balance	14,166,666	14,166,666	14,166,666
Term Loan Warrants [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance	3,500,000	2,000,000
Issued		1,500,000	2,000,000
Balance	3,500,000	3,500,000	2,000,000
September 2025 Offering Warrants [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance	5,868,336
Issued		5,868,336
Balance	5,868,336	5,868,336
October 2025 Offering Warrants [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance	9,248,136
Issued		9,248,136
Balance	9,248,136	9,248,136
Issued Pre-Funded Warrants [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance
Issued	27,053,850
Balance	27,053,850
Series A Warrants & February 2026 Placement Agent Warrants [Member]
Schedule of Outstanding Warrant Activity [Line Items]
Balance
Issued	123,750,000
Balance	123,750,000